FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2008

                  Date of reporting period: June 30, 2008


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                             Hawaiian Tax-Free Trust
                             Schedule of Investments
                                  June 30, 2008
                                   (unaudited)
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            Principal       Security                                                        Moody's/S&P
             Amount         Description                                                       Ratings           Value (a)

     Municipal Bonds (98.6%):
     General Obligation Bonds (57.1%):

                         City and County of Honolulu, Hawaii, FGIC Insured Series C
             $3,130,000  5.125%, 07/01/11                                                       Aa2/AA           $3,221,646

                         City and County of Honolulu, Hawaii, FGIC Insured
              8,270,000  5.000%, 07/01/21                                                       Aa2/AA            8,545,805

                         City and County of Honolulu, Hawaii, FGIC Insured
              7,720,000  5.000%, 07/01/21                                                       Aa2/AA            7,977,462

                         City and County of Honolulu, Hawaii, MBIA Insured
              8,500,000  5.000%, 07/01/17                                                       Aa2/AA            8,958,320

                         City and County of Honolulu, Hawaii, Series A, FGIC Insured
              1,715,000  6.000%, 01/01/11                                                       Aa2/AA            1,830,522
                  5,000  5.750%, 04/01/11                                                       Aa2/AA                5,340
              1,580,000  6.000%, 01/01/12                                                       Aa2/AA            1,715,359
              3,025,000  5.750%, 04/01/13                                                       Aa2/AA            3,308,896

                         City and County of Honolulu, Hawaii
                         , Series A, FSA Insured
              2,500,000   5.000%, 09/01/09                                                     Aaa/AAA            2,582,675

                         City and County of Honolulu, Hawaii, Series A, FSA Insured
              3,000,000  5.000%, 07/01/29                                                      Aaa/AAA            3,074,250

                         City and County of Honolulu, Hawaii , Series A, FSA
                         Insured,Prerefunded 09/01/11 @100, Collateral: U.S. Treasury
                         Obligations & Resolution Funding Corporation
              3,500,000  5.375%, 09/01/18                                                      Aaa/AAA            3,722,635
              2,000,000  5.125%, 09/01/20                                                      Aaa/AAA            2,112,320

                         City and County of Honolulu, Hawaii, Series A, MBIA Insured
              5,000,000  5.000%, 07/01/21                                                       Aa2/AA            5,197,250
              5,000,000  5.000%, 07/01/22                                                       Aa2/AA            5,178,950
              5,000,000  5.000%, 07/01/26                                                       Aa2/AA            5,115,450

                         City and County of Honolulu, Hawaii, Series A, MBIA Insured,
                         Prerefunded 03/01/13 @100, Collateral: U.S. Government
                         Securities
              1,885,000  5.250%, 03/01/15                                                      Aaa/AAA            2,035,743
              3,005,000  5.250%, 03/01/17                                                      Aaa/AAA            3,245,310
              1,255,000  5.250%, 03/01/18                                                      Aaa/AAA            1,355,362

                         City and County of Honolulu, Hawaii, 1993 Series A, FGIC - TCRS
                         Insured, Escrowed to Maturity, Collateral: U.S. Government
                         Securities
              4,110,000  6.000%, 01/01/11                                                      #Aaa/AAA           4,394,987
                920,000  6.000%, 01/01/12                                                      #Aaa/AAA           1,001,346

                         City and County of Honolulu, Hawaii
                         1994 Series A,
                         FGIC Insured, Escrowed to Maturity, Collateral: U.S.
                         Government Securities
              3,995,000  5.750%, 04/01/11                                                      #Aaa/NR            4,272,333
                775,000  5.750%, 04/01/13                                                      Aaa/AAA              853,066

                         City and County of Honolulu, Hawaii
                         Refunded - 1995 Series A,
                         Escrowed to Maturity, MBIA Insured, Collateral: U.S.
                         Government Securities
              1,355,000  6.000%, 11/01/09                                                      #Aaa/AAA           1,418,495
                860,000  6.000%, 11/01/09                                                      Aaa/AAA              900,300
              1,090,000  6.000%, 11/01/10                                                      Aaa/AAA            1,169,810
                410,000  6.000%, 11/01/10                                                      #Aaa/AAA             440,020

                         City and County of Honolulu, Hawaii, 2003- Series A,
                         MBIA Insured,
                         Unrefunded Portion
              1,115,000  5.250%, 03/01/15                                                       Aa2/AA            1,190,285
              1,775,000  5.250%, 03/01/17                                                       Aa2/AA            1,873,814
                745,000  5.250%, 03/01/18                                                       Aa2/AA              784,522

                         City and County of Honolulu, Hawaii
                         , Series B,
                         FGIC Insured, Unrefunded Portion
              7,310,000  5.500%, 10/01/11                                                       Aa2/AA            7,814,536

                         City and County of Honolulu, Hawaii,
                         Series B,
                         FSA Insured, Custodial Receipts, Unrefunded Portion
              3,955,000  8.000%, 10/01/10                                                      Aaa/AAA            4,403,695

                         City and County of Honolulu, Hawaii
                         , Series B,  FGIC Insured,
                         Prerefunded 07/01/09 @101, Collateral: U.S. Treasury & Agency
                         Obligations
              2,595,000  5.125%, 07/01/15                                                      Aaa/AAA            2,705,936

                         City and County of Honolulu, Hawaii, Series B, FGIC Insured,
                         Prerefunded to 07/01/09 @101, Collateral: U.S.
                         Government Securities
              4,490,000  5.000%, 07/01/19                                                      Aaa/AAA            4,676,470
              1,395,000  5.000%, 07/01/20                                                      Aaa/AAA            1,452,934

                         City and County of Honolulu, Hawaii
                         , Series C, Prerefunded pending 7/1/09 @101
                         FGIC Insured
              7,750,000  5.125%, 07/01/14                                                      Aaa/AAA            7,963,048
              2,510,000  5.000%, 07/01/18                                                      Aaa/AAA            2,572,223

                         City and County of Honolulu, Hawaii, Series C, FGIC Insured
              2,750,000  5.125%, 07/01/12                                                       Aa2/AA            2,827,770

                         City and County of Honolulu, Hawaii, Series C, MBIA Insured
              6,740,000  5.000%, 07/01/18                                                       Aa2/AA            7,109,824

                         City and County of Honolulu, Hawaii,  Series D, MBIA Insured
              3,750,000  5.000%, 07/01/19                                                       Aa2/AA            3,932,513
              6,080,000  5.000%, 07/01/21                                                       Aa2/AA            6,319,856

                         City and County of Honolulu, Hawaii, Series F, FGIC Insured
              1,000,000  5.250%, 07/01/19                                                       Aa2/AA            1,063,690
              5,335,000  5.250%, 07/01/20                                                       Aa2/AA            5,641,656

                         City and County of Honolulu, Hawaii, Water Utility
                         Refunding and Improvement, Escrowed
                         to Maturity, FGIC Insured, Collateral: U.S. Government
                         Securities
              1,125,000  6.000%, 12/01/12                                                      Aaa/AAA            1,246,275
              1,050,000  6.000%, 12/01/15                                                      Aaa/AAA            1,208,183

                         County of Hawaii, MBIA Insured
              2,010,000  5.250%, 07/15/21                                                       A1/AA             2,106,138

                         County of Hawaii, FGIC Insured, Prerefunded 07/15/11 @100
              1,065,000  5.500%, 07/15/14                                                       A1/A+             1,135,578

                         County of Hawaii, FGIC Insured, Prerefunded 07/15/11 @ 100
              1,340,000  5.500%, 07/15/15                                                       A1/A+             1,428,802

                         County of Hawaii, Series A, CIFG Insured
              1,850,000  5.000%, 07/15/20                                                       A1/A+             1,919,338

                         County of Hawaii
                         , Series A, FGIC Insured
              2,500,000  5.550%, 05/01/09                                                       A1/A+             2,560,950
              4,905,000  5.600%, 05/01/11                                                       A1/A+             5,226,081
              1,000,000  5.600%, 05/01/12                                                       A1/A+             1,079,030
              1,000,000  5.600%, 05/01/13                                                       A1/A+             1,089,700

                         County of Hawaii Series A, FGIC Insured, Prerefunded to
                         07/15/11 @ 100
                         Collateral: State and Local Government Securities
              1,025,000  5.125%, 07/15/20                                                       A1/A+             1,081,898

                         County of Hawaii, Series A, FGIC Insured, Prerefunded to
                         07/15/11 @
                         100, Collateral: State & Local Government Series 100%
              1,465,000  5.500%, 07/15/16                                                      Aaa/AAA            1,562,086

                         County of Hawaii, Series A, FSA Insured, Prerefunded
                         to 05/15/09 @101,
                         Collateral State & Local Government Series 100%
              1,000,000  5.400%, 05/15/15                                                      Aaa/AAA            1,041,350
              1,470,000  5.625%, 05/15/18                                                      Aaa/AAA            1,533,622

                         County of Hawaii
                         , Series A, FSA Insured
              1,000,000  5.000%, 07/15/16                                                      Aaa/AAA            1,056,370
              2,000,000  5.000%, 07/15/17                                                      Aaa/AAA            2,101,500
              1,000,000  5.000%, 07/15/18                                                      Aaa/AAA            1,045,630

                         County of Kauai, Hawaii, MBIA Insured, Prerefunded
                         08/01/11 @100,
                         Collateral: State & Local Government Series 100%
                140,000  5.625%, 08/01/13                                                      Aaa/AAA              150,553
                560,000  5.625%, 08/01/14                                                      Aaa/AAA              602,213
                355,000  5.625%, 08/01/17                                                      Aaa/AAA              381,760
                345,000  5.625%, 08/01/18                                                      Aaa/AAA              371,006
                805,000  5.500%, 08/01/20                                                      Aaa/AAA              862,743

                         County of Kauai, Hawaii, MBIA Insured, Unrefunded Portion
                985,000  5.625%, 08/01/13                                                       A1/AA             1,049,990
              1,060,000  5.625%, 08/01/14                                                       A1/AA             1,129,292
                680,000  5.625%, 08/01/17                                                       A1/AA               723,432
                655,000  5.625%, 08/01/18                                                       A1/AA               694,667
              1,555,000  5.500%, 08/01/20                                                       A1/AA             1,630,589

                         County of Kauai, Hawaii, Series A, FGIC Insured
              1,000,000  5.000%, 08/01/23                                                       A1/A+             1,020,870
              1,555,000  5.000%, 08/01/24                                                       A1/A+             1,582,757
              1,500,000  5.000%, 08/01/25                                                       A1/A+             1,521,360

                         County of Kauai, Hawaii,
                         Series A, FGIC Insured, Prerefunded
                          08/01/10 @100, Collateral: State & Local Government
                          Series 100%
              1,010,000  6.250%, 08/01/14                                                      Aaa/AAA            1,082,377
              1,000,000  6.250%, 08/01/15                                                      Aaa/AAA            1,071,660
              1,000,000  6.250%, 08/01/16                                                      Aaa/AAA            1,071,660
              1,275,000  6.250%, 08/01/17                                                      Aaa/AAA            1,366,367
              1,480,000  6.250%, 08/01/20                                                       A3/A+             1,586,057

                         County of Kauai, Hawaii, 2005-Series A, FGIC Insured
              1,560,000  5.000%, 08/01/16                                                       A1/A+             1,654,302
              2,010,000  5.000%, 08/01/17                                                       A1/A+             2,116,309
              2,060,000  5.000%, 08/01/18                                                       A1/A+             2,154,801
              1,075,000  5.000%, 08/01/19                                                       A1/A+             1,117,807

                         County of Kauai, Hawaii
                         Refunding Bonds, Series B & C,
                         AMBAC Insured
                435,000  5.900%, 08/01/08                                                       Aa3/AA              436,465
              1,300,000  5.950%, 08/01/10                                                       Aa3/AA            1,379,898

                         County of Maui, Hawaii, FGIC Insured
              1,125,000  5.250%, 03/01/18                                                       Aa2/AA            1,165,286

                         County of Maui, Hawaii, MBIA Insured
              1,250,000  3.800%, 03/01/16                                                       Aa2/AA            1,235,213
              1,105,000  5.000%, 03/01/19                                                       Aa2/AA            1,153,233

                         County of Maui, Hawaii, 2001 - Series A, MBIA Insured,
                         Partially Prerefunded 03/01/11 @100, Collateral:
                         U.S. Government Securities
                465,000   5.500%, 03/01/18                                                      Aaa/AAA             494,011

                         County of Maui, Hawaii, Series A, MBIA Insured,
                         Unrefunded Balance
                535,000   5.500%, 03/01/18                                                      Aa2/AA              561,381

                         County of Maui, Hawaii, 2002 - Series A, MBIA Insured,
                         Prerefunded to
                         03/01/12 @100, Collateral: U.S. Government Securities
              1,105,000  5.250%, 03/01/15                                                      Aaa/AAA            1,180,648
              1,205,000  5.250%, 03/01/16                                                      Aaa/AAA            1,287,494
              1,000,000  5.250%, 03/01/18                                                      Aaa/AAA            1,068,460
              1,750,000  5.250%, 03/01/19                                                      Aaa/AAA            1,869,805
              1,000,000  5.000%, 03/01/20                                                      Aaa/AAA            1,059,900

                         County of Maui, Hawaii
                         , Series B, FGIC Insured
              1,065,000   5.250%, 03/01/11                                                      Aa2/AA            1,120,785

                         County of Maui, Hawaii
                         , Series C, FGIC Insured
              1,020,000  5.250%, 03/01/16                                                       Aa2/AA            1,063,085
              1,250,000  5.250%, 03/01/20                                                       Aa2/AA            1,289,325

                         Puerto Rico Commonwealth Refunding Public Improvement
                         Series A
              5,000,000  5.000%, 07/01/10                                                     Baa3/BBB-           5,104,550

                         Puerto Rico Commonwealth Public  Improvement, MBIA
                         Insured, Econ.
                         Defeased to call, 7/1/2010 @100, Collateral: Agencies
              1,800,000  5.250%, 07/01/13                                                      Aaa/AAA            1,873,224

                         Puerto Rico Commonwealth Public
                         Improvement , Series CR, FSA Insured
              1,060,000  5.250%, 07/01/17                                                      Aaa/AAA            1,136,914

                         State of Hawaii, AMBAC Insured
              5,000,000  5.000%, 07/01/16                                                       Aa2/AA            5,346,500

                         State of Hawaii, FGIC Insured
              2,330,000  6.000%, 12/01/12                                                       Aa2/AA            2,566,099

                         State of Hawaii, MBIA Insured
              5,000,000  5.000%, 10/01/22                                                       Aa2/AA            5,189,550

                         State of Hawaii
                         , Series BZ, FGIC Insured
              3,700,000  6.000%, 10/01/11                                                       Aa2/AA            4,011,873
              3,500,000  6.000%, 10/01/12                                                       Aa2/AA            3,850,805

                         State of Hawaii
                         , Series CA, FGIC Insured
              2,000,000  5.750%, 01/01/11                                                       Aa2/AA            2,122,820

                         State of Hawaii
                         , Series CH
              1,000,000  4.750%, 11/01/11                                                       Aa2/AA            1,048,520

                         State of Hawaii
                         , Series CL, FGIC Insured
              2,305,000  6.000%, 03/01/11                                                       Aa2/AA            2,470,107

                         State of Hawaii
                         , Series CM, FGIC Insured
              3,000,000  6.500%, 12/01/15                                                       Aa2/AA            3,497,730


                         State of Hawaii
                         , Series CS, MBIA Insured
              5,500,000  5.000%, 04/01/09                                                       Aa2/AA            5,624,025

                         State of Hawaii
                         , Series CU, Prerefunded
                         10/01/10 @100, MBIA Insured, Collateral: State &
                         Local Government
                         Series 100%
              3,000,000  5.600%, 10/01/19                                                      Aaa/AAA            3,189,450

                         State of Hawaii
                         , Series CV, FGIC Insured
             11,000,000  5.000%, 08/01/20                                                       Aa2/AA           11,222,530
              5,000,000  5.250%, 08/01/21                                                       Aa2/AA            5,132,500
              1,015,000  5.000%, 08/01/21                                                       Aa2/AA            1,034,072

                         State of Hawaii
                         , Series CX, FSA Insured
              8,725,000  5.500%, 02/01/13                                                      Aaa/AAA            9,343,166
              3,075,000  5.500%, 02/01/16                                                      Aaa/AAA            3,277,919
              2,500,000  5.500%, 02/01/21                                                      Aaa/AAA            2,620,375

                         State of Hawaii
                         , Series CZ, FSA Insured
                         Prerefunded to 07/01/12 @100, Collateral: U.S.
                         Government Securities
              3,000,000  5.250%, 07/01/17                                                      Aaa/AAA            3,223,050

                         State of Hawaii, Series DE, MBIA Insured
             16,000,000  5.000%, 10/01/21                                                       Aa2/AA           16,660,000
              2,500,000  5.000%, 10/01/24                                                       Aa2/AA            2,580,950

                         State of Hawaii, Series DF, AMBAC Insured
              3,500,000  5.000%, 07/01/18                                                       Aa2/AA            3,681,160
             10,000,000  5.000%, 07/01/22                                                       Aa2/AA           10,357,900
              5,000,000  5.000%, 07/01/23                                                       Aa2/AA            5,163,750
             10,000,000  5.000%, 07/01/24                                                       Aa2/AA           10,297,200
              5,000,000  5.000%, 07/01/25                                                       Aa2/AA            5,130,500

                         State of Hawaii, Series DG, AMBAC Insured, Refunding
              2,000,000  5.000%, 07/01/17                                                       Aa2/AA            2,123,480

                         State of Hawaii, Series DI, FSA Insured
              5,000,000  5.000%, 03/01/20                                                      Aaa/AAA            5,262,800
              2,750,000  5.000%, 03/01/21                                                      Aaa/AAA            2,885,355
              5,000,000  5.000%, 03/01/22                                                      Aaa/AAA            5,226,100

                         State of Hawaii, Series DJ, AMBAC Insured
              5,000,000  5.000%, 04/01/23                                                      Aaa/AAA            5,178,750

                         State of Hawaii, Series DJ, FSA-CR AMBAC Insured
              5,000,000  5.000%, 04/01/23                                                      AAA/AAA            5,215,500

                         State of Hawaii, Series DK
              5,000,000  5.000%, 05/01/12                                                       Aa2/AA            5,301,250

                         State of Hawaii, Series DK
              5,000,000  5.000%, 05/01/15                                                       Aa2/AA            5,395,050

                         State of Hawaii, Series DK
              7,000,000  5.000%, 05/01/19                                                       Aa2/AA            7,481,600

                                                                                                           -----------------
                         Total General Obligation Bonds                                                         396,523,640
                                                                                                           -----------------

      Revenue Bonds (41.5%):

                         Board of Regents, University of Hawaii, University
                         System , Series A,
                         FGIC Insured, Prerefunded to 07/15/12 @100,
                         Collateral: State & Local
                         Government Series 100%
              2,000,000  5.500%, 07/15/19                                                      Aaa/AAA            2,164,860
              2,000,000  5.500%, 07/15/21                                                      Aaa/AAA            2,164,860
              2,000,000  5.500%, 07/15/22                                                      Aaa/AAA            2,164,860
              3,000,000  5.500%, 07/15/29                                                      Aaa/AAA            3,247,290

                         Board of Regents, University of
                         Hawaii, University System
                         , Series B, FSA Insured
              1,110,000  5.250%, 10/01/12                                                      Aaa/AAA            1,175,668
              1,000,000  5.250%, 10/01/13                                                      Aaa/AAA            1,054,750
              1,140,000  5.250%, 10/01/14                                                      Aaa/AAA            1,197,410
              1,395,000  5.250%, 10/01/15                                                      Aaa/AAA            1,460,886

                         City and County of Honolulu, Hawaii Board of
                         Water Supply & System,
                         FSA Insured, Prerefunded 07/01/11 @100,
                         Collateral: U.S. Government
                         Securities
              1,490,000  5.125%, 07/01/21                                                      Aaa/AAA            1,578,283
              5,450,000  5.250%, 07/01/23                                                      Aaa/AAA            5,792,260

                         City and County of Honolulu, Hawaii Multi-Family
                         Revenue - Maunakea
                         Apartments, FHA Insured -GNMA Collateral, AMT
              2,835,000  6.400%, 05/20/30                                                      Aaa/AAA            2,921,468

                         City and County of Honolulu, Hawaii  Wastewater
                         Systems, FGIC Insured
              1,395,000   5.000%, 07/01/12                                                      Aa2/AA            1,433,586

                         City and County of Honolulu, Hawaii Wastewater
                         Systems, MBIA Insured
              5,000,000  5.000%, 07/01/32                                                       Aa2/AA            5,045,900

                         City and County of Honolulu, Hawaii Wastewater
                         Systems, Series A, FGIC
                         Insured
              1,825,000  5.000%, 07/01/22                                                       Aa2/AA            1,884,769

                         City and County of Honolulu, Hawaii
                         Wastewater Systems,
                         Junior Series, FGIC Insured
              2,000,000  5.250%, 07/01/18                                                       Aa2/AA            2,047,700
              5,055,000  5.000%, 07/01/23                                                       Aa2/AA            5,104,590

                         City and County of Honolulu, Hawaii
                         Wastewater Systems,
                         Senior Series, AMBAC Insured
              1,810,000  5.500%, 07/01/11                                                       Aa3/AA            1,927,433

                         City & County of Honolulu, Hawaii Wastewater
                         Systems, Senior Series A,
                         FGIC Insured
              3,370,000  5.000%, 07/01/18                                                       Aa2/AA            3,544,431
              2,000,000  5.000%, 07/01/24                                                       Aa2/AA            2,053,400

                         City & County of Honolulu, Hawaii Wastewater
                         Systems, First Bond
                         Resolution, Series SR, Prerefunded to 07/01/11
                         @100, Collateral: State
                         & Local Government Series 100%
              1,065,000  5.500%, 07/01/16                                                       Aaa/NR            1,139,444
              3,000,000  5.500%, 07/01/17                                                       Aaa/NR            3,209,700
              2,310,000  5.500%, 07/01/18                                                       Aaa/NR            2,471,469
              2,000,000  5.250%, 07/01/19                                                       Aaa/NR            2,125,600

                         City and County of Honolulu, Hawaii Wastewater
                         System First Bond
                         Resolution, Senior Series A, MBIA Insured
              1,000,000  5.000%, 07/01/36                                                       Aa2/AA            1,004,580

                         City and County of Honolulu, Hawaii Wastewater
                         System Second Bond,
                         Junior B-1 Remarket 09/15/06, MBIA Insured
              1,340,000  5.000%, 07/01/18                                                       Aa2/AA            1,422,437
              1,935,000  5.000%, 07/01/19                                                       Aa2/AA            2,040,535
              2,035,000  5.000%, 07/01/20                                                       Aa2/AA            2,131,907
             19,715,000  5.000%, 07/01/32                                                       Aa2/AA           19,895,984

                         City and County of Honolulu, Hawaii Board of
                         Water Supply Water
                         Systems, FSA Insured, Unrefunded Balance
              1,510,000  5.125%, 07/01/21                                                      Aaa/AAA            1,551,480

                         Department of Hawaiian Home Lands
                         (State of Hawaii), Prerefunded to 07/01/09 @101,
                          Collateral: U.S.
                         Government Securities
              1,525,000  4.350%, 07/01/10                                                       A3/NR             1,563,918
              1,245,000  4.450%, 07/01/11                                                       A3/NR             1,273,037

                         Hawaii State Department of Budget and Finance,
                         AMBAC Insured, Weekly
                         Reset VRDO*
             20,000,000  4.250%, 07/01/28                                                       Aa3/AA           20,000,000

                          Hawaii State Department of Budget and Finance
                          Special Purpose Revenue
                         (Chaminade University, Honolulu), Radian Insured
              1,000,000  5.000%, 01/01/26                                                        A3/A               976,080

                         Hawaii State Department of Budget and Finance
                         Special Purpose Revenue
                         Linked Certificates  (Kapiolani Health Care)
              5,000,000  6.400%, 07/01/13                                                     Baa1/BBB+           5,405,950

                          Hawaii State Department of Budget and Finance
                          Special Purpose Revenue
                         (Mid Pacific Institute), Radian Insured
              2,000,000  4.625%, 01/01/31                                                        A3/A             1,767,820
              1,210,000  4.625%, 01/01/36                                                        A3/A             1,032,118

                         Hawaii State Department of Budget and Finance
                         Special Purpose Revenue (Hawaiian
                         Electric Company, Inc.), Series A,
                         AMBAC Insured
              4,965,000  5.500%, 12/01/14                                                       Aa3/AA            5,172,140

                         Hawaii State Department of Budget and Finance Special
                         Purpose Revenue (Hawaiian
                         Electric Company, Inc.), Series A,
                         MBIA Insured
              4,125,000  4.950%, 04/01/12                                                       A2/AA             4,347,791

                         Hawaii State Department of Budget and Finance
                         Special Purpose Revenue
                         Refunding (Hawaiian Electric Company, Inc.)
                         Series A-AMT, FGIC Insured
              5,000,000  4.800%, 01/01/25                                                      Baa1/BBB           4,584,300

                         Hawaii State Department of Budget and Finance of
                         the State of Hawaii Special Purpose Revenue
                          (Hawaiian Electric
                         Company, Inc. and Subsidiaries
                         Projects), Series A-AMT, MBIA Insured
              5,700,000  5.650%, 10/01/27                                                       A2/AA             5,719,950

                         Hawaii State Department of Budget & Finance,
                         Special Purpose Revenue
                         (Hawaiian Electric Co.) Series B-AMT, AMBAC Insured
              1,000,000  5.750%, 12/01/18                                                       Aa3/AA            1,020,880

                         Hawaii State Department of Budget and Finance
                         Special Purpose Revenue (Hawaiian
                         Electric Company, Inc., and
                         Subsidiaries Projects), Series B-AMT,
                         XLCA Insured
              1,000,000  5.000%, 12/01/22                                                      Baa1/BBB             930,110

                         Hawaii State Department of Budget and Finance
                         Special Purpose Revenue (Hawaiian
                         Electric Company, Inc.), Series
                         D-AMT, AMBAC Insured
              2,500,000  6.150%, 01/01/20                                                       Aa3/AA            2,539,850

                         Housing Finance and Development
                         Corporation (State of Hawaii) Single
                         Family Mortgage,
                         Series A-AMT, FNMA Insured
              2,800,000  5.300%, 07/01/22                                                      Aaa/AAA            2,772,728
             10,000,000  5.400%, 07/01/29                                                      Aaa/AAA            9,987,500
              2,770,000  5.750%, 07/01/30                                                      Aaa/AAA            2,784,847
                910,000  5.400%, 07/01/30                                                      Aaa/AAA              890,517

                         Housing Finance and Development
                         Corporation (State of Hawaii) Single
                         Family Mortgage,
                         Series B, FNMA Insured
              9,350,000  5.450%, 07/01/17                                                      Aaa/AAA            9,435,927
              6,800,000  5.300%, 07/01/28                                                      Aaa/AAA            6,791,636

                         Housing Finance and Development
                         Corporation (State of Hawaii) University
                          of Hawaii Faculty Housing Project,
                         , AMBAC Insured
              1,960,000  5.650%, 10/01/16                                                       Aa3/AA            1,963,097
              4,000,000  5.700%, 10/01/25                                                       Aa3/AA            4,006,480

                         Indianapolis Independent Local Public
                         Improvement, MBIA Insured,
                         Weekly Reset VRDO*
              5,500,000  7.000%, 02/01/20                                                       A2/AA             5,500,000

                         Maine Health & Higher Education, AMBAC Insured,
                         Weekly Reset VRDO*
              3,875,000  1.450%, 07/01/19                                                       Aa3/AA            3,875,000

                         Puerto Rico Commonwealth Highway & Transportation
                         Authority Revenue,
                         Series G, FGIC Insured
              1,000,000  5.250%, 07/01/15                                                     Baa3/BBB+           1,009,610

                         Puerto Rico Commonwealth Public
                         Finance Corporation Revenue Bonds, Series
                         A, Prerefunded 08/01/11 @100,
                         MBIA Insured, Collateral: 38% U.S. Treasury; 62%
                         U.S. Government
                         Securities
              5,000,000  5.500%, 08/01/17                                                      Aaa/AAA            5,313,250

                         Puerto Rico Electric Power Authority Power
                         Revenue Bonds Series QQ,
                         XLCA Insured
              3,195,000  5.500%, 07/01/16                                                      A3/BBB+            3,378,968

                         Puerto Rico Electric Power Authority Power
                         Revenue Series TT
              7,000,000  5.000%, 07/01/26                                                      A3/BBB+            6,942,600

                         Puerto Rico Electric Power Authority Power
                         Revenue, Refunding Series UU
              1,000,000  4.250%, 07/01/13                                                      A3/BBB+            1,004,470

                         State of Hawaii Airport System
                         , AMT, FGIC Insured
             14,925,000  5.750%, 07/01/13                                                       A2/A-            15,096,339
              4,000,000  5.750%, 07/01/17                                                       A2/A-             4,025,040
             11,000,000  5.625%, 07/01/18                                                       A2/A-            10,995,820
              6,000,000  5.250%, 07/01/21                                                       A2/A-             5,706,900

                         State of Hawaii Airport System
                         , AMT, Second Series,
                          Escrowed to Maturity, MBIA Insured,
                          Collateral: U.S. Government
                         Securities
              6,455,000  6.900%, 07/01/12                                                      Aaa/AAA            6,875,027

                         State of Hawaii Airport System
                         , Series B-AMT, FGIC Insured
              3,000,000  8.000%, 07/01/10                                                       A2/A-             3,181,680

                         State of Hawaii Harbor Capital
                         Improvement Revenue, Series
                         B-AMT, AMBAC Insured
              3,000,000  5.500%, 07/01/19                                                       Aa3/AA            3,131,940

                         State of Hawaii Harbor System Revenue
                         , Series A-AMT, FSA Insured
                         Insured
              2,000,000  5.250%, 07/01/15                                                      Aaa/AAA            2,090,380
              2,000,000  5.750%, 07/01/17                                                      Aaa/AAA            2,085,320
              2,215,000  5.250%, 07/01/17                                                      Aaa/AAA            2,300,233
              1,500,000  5.900%, 07/01/21                                                      Aaa/AAA            1,560,930

                         State of Hawaii Harbor System Revenue,
                         Series A-AMT
              2,415,000  4.750%, 01/01/11                                                       A1/A+             2,482,427

                         State of Hawaii Highway Revenue
                         Prerefunded 07/01/11 @100, FSA Insured,
                         Collateral: State & Local
                         Government Series 100%
              1,530,000  5.375%, 07/01/14                                                      Aaa/AAA            1,631,516
              2,720,000  5.500%, 07/01/19                                                      Aaa/AAA            2,867,995
              1,110,000  5.500%, 07/01/20                                                      Aaa/AAA            1,170,395
              2,000,000  5.375%, 07/01/20                                                      Aaa/AAA            2,132,700

                         State of Hawaii Highway Revenue, Series A, FSA Insured
              1,000,000  5.000%, 07/01/20                                                      Aaa/AAA            1,039,450
              2,000,000  5.000%, 07/01/22                                                      Aaa/AAA            2,065,500

                         State of Hawaii Highway Revenue, Series B, FSA Insured
              2,000,000  5.000%, 07/01/16                                                      Aaa/AAA            2,132,280

                         Texas Tech University Revenues, 7th Series,
                         MBIA Insured, Prerefunded
                         02/18/12 @100 Collateral: State and Local
                         Government Securities
              1,000,000  5.500%, 08/15/18                                                      Aaa/AAA            1,072,620

                         University of Hawaii Revenue, AGC-ICC MBIA Insured
              2,000,000  5.000%, 10/01/23                                                      AAA/AAA            2,075,080

                         University of Hawaii University System Revenue,
                         FGIC Insured,
                         Prerefunded 07/12/12 @ 100 Collateral:
                         State and Local Government
                         Securities
              1,650,000  5.125%, 07/15/32                                                       Aa3/A+            1,762,827

                         University of Illinois Revenue, Weekly
                         Reset VRDO*, AMBAC Insured
              4,000,000  5.250%, 10/01/26                                                       Aa3/AA            4,000,000


                                                                                                           -----------------
                          Total Revenue Bonds                                                                   288,430,513
                                                                                                           -----------------


                         Total Investments (cost $676,803,095-note b) - 98.6%                                   684,954,153

                         Other assets less liabilities - 1.4%                                                     9,441,452
                                                                                                           -----------------
                         NET ASSETS - 100.0%                                                               $    694,395,605
                                                                                                           =================


                                                                    Percent of
              Portfolio Distribution By Quality Rating             Portfolio +
                                                                   -----------


              Aaa or #Aaa of Moody's or AAA of S&P or Fitch             16.3 %

              Pre-refunded bonds ++                                     19.3

              Aa of Moody's or AA of S&P or Fitch                       50.3

               A of Moody's or S&P                                      11.6

              Baa of Moody's or BBB of S&P                              2.5
                                                                      ---------

                                                                       100.0 %
                                                                      =========

                        + Where applicable, calculated using the highest rating
                         of the two rating services.

                        ++ Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

                                          PORTFOLIO ABBREVIATIONS:

             AMBAC                American Municipal Bond Assurance Corporation
             AMT                  Alternative Minimum Tax
             CIFG                 CDC IXIS Financial Guaranty
             FGIC                 Financial Guaranty Insurance Co.
             FNMA                 Federal National Mortgage Association
             FSA                  Financial Securities Assurance
             GNMA                 Government National Mortgage Association
             MBIA                 Municipal Bond Investors Assurance
             NR                   Not Rated
             TCRS                 Transferable Custodial Receipts
             VRDO                 Variable Rate Demand Obligation
             XLCA                 XL Capital Assurance

                             See accompanying notes
                            to financial statements.

                             Hawaiian Tax-Free Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $676,466,950 amounted to $8,487,203, which consisted of aggregate gross unrealized appreciation of $13,312,104 and aggregate gross unrealized depreciation of $4,824,901.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of June 30, 2008:

                                                          Investments in
 Valuation Inputs                                          Securities
                                                           -----------
-----------------------
 Level 1 - Quoted Prices                                    $           -
 Level 2 - Other Significant Observable Inputs              $ 684,954,153
 Level 3 - Significant Unobservable Inputs                  $           -
                                                       ------------------
 Total                                                      $ 684,954,153
                                                       ==================

(d) Recent Developments

1) The Davis case: In May, 2007, the U. S. Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U. S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not discriminate against interstate commerce, but rather promotes the financing of essential governmental services.

2) Insurers: Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.










Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 27, 2008





By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 27, 2008